Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (11,286)	$ (14,976)	$ (17,193)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	111	54	25
Share based compensation expenses	1,427	4,879	6,703
Share based compensation – placement agent warrants (Note 9)	59
Revaluation of simple agreements for future equity (SAFE) and convertible loan at fair value			3,515
Evaluation of financial liability at fair value	(306)	(108)	480
Issuance cost	205
Prepayments of lease liabilities	(7)	(51)	(12)
Decrease (increase) in right of use assets	(5)	(99)	24
Decrease (increase) in other current assets	190	99	(490)
(Decrease) increase in trade accounts payables	46	59	91
(Decrease) increase in other accounts payable	(190)	496	172
Net cash used in operating activities	(9,756)	(9,647)	(6,685)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(206)	(263)	(182)
Investment in short term deposits		(7,120)
Proceeds from sale of short-term deposits	4,800
Net cash provided by (used in) investing activities	4,594	(7,383)	(182)
CASH FLOWS FROM FINANCING ACTIVITIES:
Receipt of simple agreements for future equity (SAFE) and convertible loan			7,195
Issuance of ordinary shares	2,128		14,279
Issuance of private warrants	1,750
Issuance cost in cash	(454)
Exercise of option	3
Issuance of ordinary shares (issuances pursuant to ATM)	26		8,721
Net cash provided by financing activities	3,453		30,195
Net increase (decrease) in cash and cash equivalents	(1,709)	(17,030)	23,328
Cash, cash equivalents and restricted cash at the beginning of the period	6,839	23,869	541
Cash, cash equivalents and restricted cash at the end of the period	5,130	6,839	23,869
Conversion of convertible loans to equity			12,203
Tradable warrants financial liability at IPO			(310)
Share based compensation – underwriters fees at IPO			(264)
Share based compensation-placement agent warrants against additional paid in capital (Note 9)	(73)
Interest paid	$ 93	$ 106	$ 29